Acquisitions and Acquisition-Related Items (Tables)	12 Months Ended
Apr. 25, 2014
Fair Value Inputs, Liabilities, Quantitative Information

The recurring Level 3 fair value measurements of contingent consideration include the following significant unobservable inputs:

($ in millions)	Fair Value at April 25, 2014	Valuation Technique	Unobservable Input	Range
			Discount rate	13.5% - 24%
Revenue-based payments	$43	Discounted cash flow	Probability of payment	100%
			Projected fiscal year of payment	2015 - 2019
			Discount rate	5.5%
Product development- based payments	$25	Discounted cash flow	Probability of payment	75% - 100%
			Projected fiscal year of payment	2015 - 2018

Reconciliation of Beginning and Ending Balances of Contingent Consideration Associated with Acquisitions

The following table provides a reconciliation of the beginning and ending balances of contingent consideration associated with acquisitions subsequent to April 24, 2009:

	Fiscal Year
(in millions)	2014	2013
Beginning Balance	$142	$231
Purchase price contingent consideration	65	3
Contingent consideration payments	(1)	(30)
Change in fair value of contingent consideration	(138)	(62)

Ending Balance	$68	$142

TYRX
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed

The fair values of the assets acquired and liabilities assumed are as follows:

(in millions)
Current assets	$6
Property, plant, and equipment	1
Intangible assets	94
Goodwill	132

Total assets acquired	233

Current liabilities	4
Long-term deferred tax liabilities, net	7

Total liabilities assumed	11

Net assets acquired	$222

Cardiocom
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed

The fair values of the assets acquired and liabilities assumed are as follows:

(in millions)
Current assets	$14
Property, plant, and equipment	7
Intangible assets	61
Goodwill	123

Total assets acquired	205

Current liabilities	12

Total liabilities assumed	12

Net assets acquired	$193

China Kanghui Holdings
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed

The fair values of the assets acquired and liabilities assumed are as follows:

(in millions)
Current assets	$106
Property, plant, and equipment	56
Intangible assets	341
Goodwill	409
Other assets	11

Total assets acquired	923

Current liabilities	29
Long-term deferred tax liabilities, net	77
Other long-term liabilities	1

Total liabilities assumed	107

Net assets acquired	$816

Salient
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed

The fair values of the assets acquired and liabilities assumed are as follows:

(in millions)
Current assets	$20
Property, plant, and equipment	11
IPR&D	44
Other intangible assets	154
Goodwill	348
Other assets	1

Total assets acquired	578

Current liabilities	43
Long-term deferred tax liabilities, net	38

Total liabilities assumed	81

Net assets acquired	$497

PEAK
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed

The fair values of the assets acquired and liabilities assumed are as follows:

(in millions)
Current assets	$5
Property, plant, and equipment	5
Intangible assets	74
Goodwill	56

Total assets acquired	140

Current liabilities	10
Long-term deferred tax liabilities, net	17

Total liabilities assumed	27

Net assets acquired	$113